Average Annual Total Returns - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2024
Fidelity Advisor Equity Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(1.10%)
Past 5 years	9.35%
Past 10 years	7.15%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.10%)
Past 5 years	8.58%
Past 10 years	6.41%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.31%)
Past 5 years	7.29%
Past 10 years	5.62%
Fidelity Advisor Equity Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.17%
Past 5 years	9.80%
Past 10 years	7.12%
Fidelity Advisor Equity Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.07%
Past 5 years	9.60%
Past 10 years	7.13%
Fidelity Advisor Equity Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.27%
Past 5 years	10.97%
Past 10 years	8.09%
Fidelity Advisor Equity Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.38%
Past 5 years	11.11%
Since Inception	8.10%	[1]
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%

[1]	AFrom February 1, 2017.